OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Miscellaneous non-current assets [abstract]
Finance lease receivables	$ 151	$ 291
Other assets	56	64
Total other assets	$ 207	$ 355